OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Long-Term Assets [Abstract]
Disclosure detailed information about other noncurrent assets

As at December 31	2017	2016
Available for sale investments	$100,109	$5,885
Warrant investments	12,754	—
NSR Royalty from Stawell Mine sale (note 6)	1,138	—
Other	679	302
	$114,680	$6,187

Disclosure detailed information about changes in available for sale investments
Changes in the available for sale investments for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance, beginning of year	$5,885	$—
Acquisition of investments	69,171	—
Disposition of investments	(5,772)	—
Unrealized gain	30,249	340
Acquired as part of Newmarket acquisition (note 7(a))	—	5,425
Acquired as part of St Andrew acquisition note 7(b)	—	154
Foreign currency translation	576	(34)
Available for sale investments, end of year	$100,109	$5,885